Cost of raw materials and consumables - Summary of Cost of Raw Materials and Consumables (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cost of Raw Materials and Consumables [Line Items]
Raw materials	€ (108,442)	€ (108,130)	€ (139,965)
Finished goods	(161,731)	(130,006)	(141,512)
Consumables	(12,951)	(10,909)	(14,067)
Change in raw materials, consumables and finished goods	(24,822)	131	(9,991)
Other	(1,663)	(1,655)	(4,266)
Total cost of raw materials and consumables	€ (309,609)	€ (250,569)	€ (309,801)